Fees And Expenses (Support Services Fees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fees and Expenses [Line Items]
Support services fees reflected in statement of operations	$ 262,495	$ 307,725	$ 353,909
Total Index Series [Member]
Fees and Expenses [Line Items]
Support services fees reflected in statement of operations	252,766	294,673	337,502
Agricultural Sector Series [Member]
Fees and Expenses [Line Items]
Support services fees reflected in statement of operations	$ 9,729	$ 13,052	$ 16,407